Note 10 - Commitments (Details) (USD $)	6 Months Ended	12 Months Ended		9 Months Ended
	Sep. 30, 2012	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2014	Dec. 31, 2009	Jun. 30, 2010
Note 10 - Commitments (Details) [Line Items]
Operating Leases, Rent Expense		$ 149,000	$ 145,000
Bonus Payment to Each Participant in Key Personnel Incentive Program upon a Sale Transaction		1,000,000
Incentive Bonus Payment to One of the Participants as a Percentage of Net Proceeds from the Sale Transaction		1.40%
Net Proceeds from the Sale Transaction, Threshold Amount		50,000,000
Maximum Additional Incentive Bonus Payment to One Participant		700,000
Other Operating Income (Expense), Net	882,537		882,537
Co-Development Agreement [Member] | Paid [Member]
Note 10 - Commitments (Details) [Line Items]
Contractual Obligation		1,373,889
Co-Development Agreement [Member]
Note 10 - Commitments (Details) [Line Items]
Contractual Obligation					2,476,000
Shared Research Agreements [Member]
Note 10 - Commitments (Details) [Line Items]
Contractual Obligation		274,000
Master Services and Software License Agreement [Member] | Previous Purchase [Member]
Note 10 - Commitments (Details) [Line Items]
License Costs			612,500
Master Services and Software License Agreement [Member] | Additional Purchase [Member]
Note 10 - Commitments (Details) [Line Items]
License Costs			87,500
Master Services and Software License Agreement [Member]
Note 10 - Commitments (Details) [Line Items]
Stock Issued During Period, Shares, Purchase of Assets (in Shares)			1,500,000
Purchase Commitment, Remaining Minimum Amount Committed			962,500
Cardiac EP Business Participation Plan [Member]
Note 10 - Commitments (Details) [Line Items]
Equity Method Investment, Ownership Percentage		3.10%				6.60%
Still Employed on December 31, 2014 [Member]
Note 10 - Commitments (Details) [Line Items]
Retention Bonuses Contingent Payment				166,667
Still Employed on July 31, 2015 [Member]
Note 10 - Commitments (Details) [Line Items]
Additional Retention Bonuses Contingent Payment				$ 333,333